Employee Benefit Plan, Contribution (Details) - XCEL NMC SRP	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Contribution [Line Items]
Annual discretionary contribution percentage	0.05
EBP, Employer Contribution, Participant Compensation Matched, Percentage, tier 2	2.00%
EBP, Employer Contribution, Matching Percentage tier 2	50.00%
EBP, Employer Contribution, Participant Compensation Matched, Percentage	3.00%
EBP, Employer Contribution, Matching Percentage	100.00%
EBP, Participant Contribution, Pretax, Maximum Annual Compensation, Catch Up Contributions	$ 7,500
EBP, Participant Contribution, Pretax, Maximum Annual Compensation, Amount	$ 23,500
Participant Contribution Maximum Contribution To Eligible Compensation Percentage	0.50
EBP, Contribution
Employee Contributions — For the Savings component of the Plan, participants may elect to contribute up to 50% of their eligible earnings, on a pre-tax basis, Roth 401(k) after-tax basis, or combination of both not to exceed 50% of eligible earnings, up to $23,500 in 2025. Participants who are age 50 and older during the Plan year may make additional pre-tax (catch-up) contributions up to $7,500 in 2025. The Plan is required to make corrective distributions when the IRS limits are exceeded due to excess deferrals, excess contributions and excess annual additions, which are returned to participants during the subsequent year. The Plan does not offer automatic enrollment to newly hired/re-hired full-time or part-time bargaining employees.

Employer Contributions — For the Savings component of the Plan, Xcel Energy provides for a matching contribution equal to 100% of the participant's first 3% of eligible compensation for the Plan year and 50% of the next 2% of eligible compensation contributed to the Plan, which were paid on a per pay period basis.

For the Retirement component of the Plan, Xcel Energy made an annual discretionary contribution equal to 5% of the participant’s eligible compensation measured, as of Dec. 31, 2025, which were paid in the first quarter of 2026. To be eligible for a Retirement contribution for the Plan year, the participant must be an employee on December 31, or have terminated employment during the year due to retirement on or after age 55 with 10 years of vesting service, death, or disability.